Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of Property and equipment, net

	December 31,
	2023	2024
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	284,157	299,919
Construction in progress	248,788	415,430
Leasehold improvements	32,387	33,474
Others	12,045	12,104
Total	577,377	760,927
Less: accumulated depreciation
Servers, computers and equipment	(210,557)	(234,495)
Leasehold improvements	(30,536)	(31,403)
Others	(9,519)	(11,021)
Total	(250,612)	(276,919)
Property and equipment, net	326,765	484,008